Liquidity	9 Months Ended
Sep. 30, 2020
Liquidity [Abstract]
Substantial Doubt about Going Concern [Text Block]
18.     Liquidity
Based on the Company's liquidity as at the date these unaudited consolidated financial statements were issued, and from the expected cash flows from Company's operations over the following year, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least a one-year period following the issuance of these unaudited consolidated financial statements.